BALANCE SHEETS - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash	$ 13,121	$ 12,456	$ 5,372
Prepaid fees	3,217	3,217	0
Current assets	16,338	15,673	5,372
Mineral Property Interest	230,180	230,180	230,180
Total Assets	246,518	245,853	235,552
LIABILITIES
Accounts payable and accrued liabilities	24,431	14,302	38,397
Due to related parties	640,701	495,384	139,353
Loans payable	69,520	76,180	135,825
Liabilities Current	734,652	585,866	313,575
Contractual Obligations, Commitments And Subsequent Events (Notes 4, 8 and 10)
STOCKHOLDERS' DEFICIENCY
Capital Stock Authorized: 480,000,000 voting common shares with a par value of $0.001 per share, 20,000,0000 preferred shares with a par value of $0.001 per share Issued: 49,127,825 common shares at June 30, 2016 and December 31, 2015 (46,509,000 common shares at December 31, 2014)	1,947	1,947	465
Additional Paid-In Capital	1,070,064	1,070,064	922,215
Accumulated Deficit	(1,560,145)	(1,412,024)	(1,000,703)
Stockholders' deficiency	(488,134)	(340,013)	(78,023)
Liabilities and Stockholders' Deficiency	$ 246,518	$ 245,853	$ 235,552